Related Party Transactions - Summary Of Related Parties And Nature Of Relationship (Detail)	12 Months Ended
Dec. 31, 2021
Hainan Huiliu Tianxia Network Technology Co., Ltd.("Hainan Huiliu") [Member]
Related Party Transaction [Line Items]
Relationship with the company	Entity controlled by a principle shareholder
Ningbo Nuanuan Network Technology Co., Ltd. ("Ningbo Nuannuan")[Member]
Related Party Transaction [Line Items]
Relationship with the company	Entity controlled by principle shareholders
Shenyang Bokai Network Technology Co., Ltd. ("Shenyang Bokai") [Member]
Related Party Transaction [Line Items]
Relationship with the company	Entity controlled by management